COMMON STOCK - Nonvested Restricted Shares Awards (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 31, 2011	Dec. 29, 2012
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (in shares)	257,086	206,420	186,609
Granted (in shares)	76,321	62,555	36,481
Vested (in shares)	(121,642)	(9,446)	(9,955)
Forfeited (in shares)	(3,849)	(2,443)	(6,715)
Nonvested, Ending Balance (in shares)	207,916	257,086	206,420
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	$ 5.2	$ 1.7	$ 2.9		$ 3.2
Nonvested restricted awards, weighted-average period to recognize expense	2 years 6 months 12 days	1 year 9 months 23 days	2 years	2 years 8 months 5 days
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Beginning Balance (in dollars per share)	$ 36.39	$ 32.52	$ 32.22
Granted (in dollars per share)	54.01	55.30	40.58
Vested (in dollars per share)	38.61	55.30	40.58
Forfeited (in dollars per share)	48.85	36.13	31.96
Nonvested, Ending Balance (in dollars per share)	$ 40.97	$ 36.39	$ 32.52